Concentrations	12 Months Ended
Sep. 30, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 11 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of September 30, 2023 and 2022, $1,363,617 and $nil of the Company’s cash was deposited at financial institutions outside of PRC, $5,561,070 and $4,785,389 of the Company’s cash was on deposit at financial institutions in mainland China, and $108 and $nil of the Company’s cash was on deposit at financial institutions in Hong Kong. None of the Company cash deposited at financial institutions maintain insurance to cover bank deposits in the event of bank failure. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash on bank accounts. For the years ended September 30, 2023, 2022 and 2021, the Company’s substantial assets were located in the PRC and all of the Company’s revenues were derived from its subsidiaries located in the PRC.

For the years ended September 30, 2023, 2022 and 2021, one customer accounted for approximately 69.8%, 73.0% and 78.2% of the Company’s total revenue. Sales to the subsidiaries of this customer accounted for approximately 8.4%, 7.5% and 5.0% of the Company’s total revenue for the years ended September 30, 2023, 2022 and 2021, respectively. In aggregate, sales to this customer and its subsidiaries represent approximately 78.2%, 80.5% and 83.2% of the Company’s total revenue for the years ended September 30, 2023, 2022 and 2021, respectively.

As of September 30, 2023 and 2022, one customer accounted for 53.1% and 72.4%of the accounts receivable balance, respectively.

For the years ended September 30, 2023 and 2022, no supplier accounted for more than 10% of the Company’s total purchases, respectively. For the year ended September 30, 2021 one supplier accounted for 15.7% of the Company’s total purchases.

As of September 30, 2023 and 2022, one supplier accounted for 10.5% and 10.7% of the accounts payable balance, respectively.